Average Annual Total Returns (Total Bond Market Trust B)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Five Year	5.80%
Ten Year	5.84%
Series NAV, Total Bond Market Trust B
Average Annual Return:
One Year	6.50%
Five Year	5.95%
Ten Year	5.73%
Date of Inception	Apr. 29, 2005